Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Unit Basic And Diluted [Line Items]
Subordinated units converted in to common units	One-for-one basis
Net Income	$ 62,811	$ 61,102	$ 40,442
IDR Holders [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net Income	2,600	2,400	2,100
KNOT [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Cash distributions	$ 2,600	$ 2,400	$ 2,100